Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 21. RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Group as of September 30, 2024 and March 31, 2025:

Name	Relationship
Mr. Chan Ming Dave	Founder, ultimate shareholder

Ms. Yam Fung Yee Carrie	Founder’s family member

Exceptional Engineering Limited	Shareholder who owned 61.72% and 60.83% of the equity interest of the Company as of September 30, 2024 and March 31, 2025, respectively

Leases from related parties

The Group has various agreements for the leases of offices and workshop, and warehouse owned by the founder and his family member. The terms of the agreements in effect as of September 30, 2024 state that the Group will continue to lease the property at a monthly rent of HK$70,500 with annual rental expense at HK$846,000. As of March 31, 2025, no leases from related parties were in effect.

The details of leases from related parties in effect as of September 30, 2024 are as below:

		Rent Period		Monthly
Lessee	Lessor	From	To	Rental
				HK$
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2024	October 15, 2024	37,500
Shine Union	Mr. Chan Ming Dave	April 1, 2024	March 31, 2025	13,000
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2024	March 31, 2025	20,000

The lease expenses charged by the above related parties during the six months ended March 31, 2024 and 2025 was HK$423,000 and HK$198,000, respectively.

As of September 30, 2024, and March 31, 2025, no operating lease ROU assets and operating lease liabilities of leases from related parties were recognized on the unaudited condensed consolidated balance sheets since all of these leases were short-term leases.

Guarantee/collateral provided by related parties

Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie provided guarantee for the banking facilities of a subsidiary as of September 30, 2024 (see Note 13). No guarantee was provided by related parties as of March 31, 2025.

Capital contributions

During the six months ended March 31, 2024 and 2025, the Company’s shareholder, Chan Ming Dave, made capital contributions of HK$762,688 and nil to the Company, respectively (see Note 15).